Income from Discontinued Operations, Net - Gain or loss on disposition of discontinued operations, net (Details) - Discontinued operations - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income from Discontinued Operations, Net
Gain on disposition of discontinued operations before income taxes	$ 70,644	$ 945,727	$ 75,192,421
Income taxes	13,828	317,611	19,126,891
Gain on disposition of discontinued operations, net	$ 56,816	$ 628,116	$ 56,065,530